Long Term Debt - Principal Payments (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Principal Payments (Abstract)
2013	$ 162,348
2014	121,583
2015	182,157
2016	268,627
2017	179,916
2018 and thereafter	527,796
Total	$ 1,442,427	$ 1,515,663